Leases - Summary of expenses related to right-of-use assets and lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (3,231)	€ (3,417)	€ (3,723)
Interest expenses form lease	(946)	(886)	(801)
Expenses relating to short-term leases			(1,548)
Expenses relating to low-value assets	(109)	(85)	(86)
Buildings [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(3,137)	(3,213)	(3,265)
Laboratory equipment [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets		(115)	(360)
Vehicles [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(72)	(64)	(72)
IT and telecommunication [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (22)	€ (25)	€ (26)